Loans, Receivables Past Due (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	$ 20,534	$ 21,910	$ 18,873
Current	791,759	770,235	685,862
Loans before unearned income	812,293	792,145	704,735
Recorded investment 90 days accruing	3,361	599	414	$ 599
Unearned income	(1,917)	(1,824)	(1,569)
Total loans net of unearned income	810,376	790,321	703,166
30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	6,444	9,117	3,974
90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	14,090	12,793	14,899
Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	17,844	17,821	16,192
Current	504,683	508,716	494,790
Loans before unearned income	522,527	526,537	510,982
Recorded investment 90 days accruing	3,361	599	414
Real Estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	6,258	7,771	3,788
Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	11,586	10,050	12,404
Real Estate [Member] | Construction & Land Development [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	588	824	173
Current	54,259	51,270	47,377
Loans before unearned income	54,847	52,094	47,550
Recorded investment 90 days accruing	0	0	0
Real Estate [Member] | Construction & Land Development [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	301	338	100
Real Estate [Member] | Construction & Land Development [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	287	486	73
Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	165	163	130
Current	14,832	13,376	9,696
Loans before unearned income	14,997	13,539	9,826
Recorded investment 90 days accruing	0	0	0
Real Estate [Member] | Farmland [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	0	10	0
Real Estate [Member] | Farmland [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	165	153	130
Real Estate [Member] | 1- 4 Family [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	7,894	7,342	8,196
Current	119,950	110,839	95,568
Loans before unearned income	127,844	118,181	103,764
Recorded investment 90 days accruing	374	599	414
Real Estate [Member] | 1- 4 Family [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	2,267	2,924	3,534
Real Estate [Member] | 1- 4 Family [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	5,627	4,418	4,662
Real Estate [Member] | Multifamily [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	4,325	2,990	0
Current	9,910	11,333	13,771
Loans before unearned income	14,235	14,323	13,771
Recorded investment 90 days accruing	2,987	0	0
Real Estate [Member] | Multifamily [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	0	2,990	0
Real Estate [Member] | Multifamily [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	4,325	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	4,872	6,502	7,693
Current	305,732	321,898	328,378
Loans before unearned income	310,604	328,400	336,071
Recorded investment 90 days accruing	0	0	0
Real Estate [Member] | Non-Farm Non-Residential [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	3,690	1,509	154
Real Estate [Member] | Non-Farm Non-Residential [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	1,182	4,993	7,539
Non-Real Estate [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	2,690	4,089	2,681
Current	287,076	261,519	191,072
Loans before unearned income	289,766	265,608	193,753
Recorded investment 90 days accruing	0	0	0
Non-Real Estate [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	186	1,346	186
Non-Real Estate [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	2,504	2,743	2,495
Non-Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	721	832	526
Current	27,218	25,446	21,223
Loans before unearned income	27,939	26,278	21,749
Recorded investment 90 days accruing	0	0	0
Non-Real Estate [Member] | Agricultural [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	0	0	0
Non-Real Estate [Member] | Agricultural [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	721	832	526
Non-Real Estate [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	1,873	3,148	2,009
Current	218,506	193,191	149,078
Loans before unearned income	220,379	196,339	151,087
Recorded investment 90 days accruing	0	0	0
Non-Real Estate [Member] | Commercial and Industrial [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	96	1,241	63
Non-Real Estate [Member] | Commercial and Industrial [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	1,777	1,907	1,946
Non-Real Estate [Member] | Consumer and Other [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	96	109	146
Current	41,352	42,882	20,771
Loans before unearned income	41,448	42,991	20,917
Recorded investment 90 days accruing	0	0	0
Non-Real Estate [Member] | Consumer and Other [Member] | 30-89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	90	105	123
Non-Real Estate [Member] | Consumer and Other [Member] | 90 Days or Greater [Member]
Financing Receivable, Recorded Investment, Aging [Abstract]
Total past due	$ 6	$ 4	$ 23